Summary of Significant Accounting Policies - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 692,778	$ 262,728		$ 25,628
Restricted Cash included in other long-term assets and other current assets as of December 31, 2020 and 2019, respectively	2,920	2,920		2,920
Cash, cash equivalents and restricted cash	$ 695,698	$ 265,648	$ 71,861	$ 28,548	$ 22,540	$ 7,025